Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 28, 2011
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 247.6	$ 301.0	$ 486.8	$ 302.1
Money Market and Other Funds
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	225.3	276.6
Third Party Credit Card Issuers
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	21.1	23.2
Cash On Hand
Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 1.2	$ 1.2